Consolidation - Additional information (Details) $ in Thousands			12 Months Ended
	Nov. 22, 2024	Dec. 30, 2023 USD ($) item director	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Himax Technologies, Inc. (the Parent Company only)
Loss on re-measurement of the pre-existing relationships in a business combination			$ 0	$ 0	$ 1,932
Viewsil Microelectronics (Kunshan) Limited
Himax Technologies, Inc. (the Parent Company only)
Proportion of voting rights held in associate	51.00%	49.00%
Number of board directors | director		3
Number of board members | item		2
Revenue of combined entity as if combination occurred at beginning of period		$ 945,428
Profit (loss) of combined entity as if combination occurred at beginning of period		50,641
Viewsil Microelectronics (Kunshan) Limited | Other gains (losses)
Himax Technologies, Inc. (the Parent Company only)
Loss on re-measurement of the pre-existing relationships in a business combination		$ 1,932